Salary and staff costs - Summary of Employee compensation (Detail) - SGD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Employee compensation [Abstract]
Wages and salaries		$ 59,350	$ 57,740	$ 49,931
Directors' fees	[1]	804	688	575
Employer's contribution to defined contribution plans		6,700	6,555	5,428
Other employee benefits		6,117	6,187	3,068
Total		$ 72,971	$ 71,170	$ 59,002

[1]	Directors' fees which were paid out in shares amounted to S$Nil (2022: S$180,000, 2021: S$180,000).